PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2024
Property And Equipment
PROPERTY AND EQUIPMENT

8.	PROPERTY AND EQUIPMENT

	Computer and Office Equipment	Production Equipment and Other	Land	Leasehold Improvements	Right-of- use Assets	Total
	$	$	$	$	$	$
COST
Balance - October 31, 2022	16,283	543,032	-	7,982,520	4,279,409	12,821,244
Additions	-	434,736	-	990,469	2,583,661	4,008,866
Disposals	-	(3,339)	-	(3,862)	(599,707)	(606,908)
Balance - October 31, 2023	16,283	974,429	-	8,969,127	6,263,363	16,223,202
Additions	-	14,109	-	226,921	528,980	770,010
Disposals	-	(70,198)	-	(131,646)	(185,826)	(387,670)
Balance - December 31, 2023	16,283	918,340	-	9,064,402	6,606,517	16,605,542
Additions	-	51,800	1,533,793	991,237	3,495,249	6,072,078
Disposals	-	-	-	(22,474)	(689,237)	(711,711)
Balance - December 31, 2024	16,283	971,140	1,533,793	10,033,165	9,412,529	21,965,909
ACCUMULATED AMORTIZATION
Balance - October 31, 2022	16,283	309,405	-	2,717,541	2,043,114	5,086,343
Amortization for the period	-	94,518	-	1,108,228	1,312,968	2,515,714
Disposals	-	(2,584)	-	(802)	(128,735)	(132,121)
Balance - October 31, 2023	16,283	401,339	-	3,824,967	3,227,347	7,469,936
Amortization for the period	-	26,866	-	197,164	285,392	509,422
Disposals	-	(54,726)	-	(47,038)	(92,949)	(194,713)
Balance - December 31, 2023	16,283	373,479	-	3,975,093	3,419,790	7,784,645
Amortization for the period	-	132,498	-	1,237,384	1,479,290	2,849,172
Disposals	-	-	-	(10,729)	(527,399)	(538,128)
Balance - December 31, 2024	16,283	505,977	1,533,793	5,201,748	4,371,680	10,095,689
NET BOOK VALUE
Balance - October 31, 2023	-	573,090	-	5,144,160	3,036,016	8,753,266
Balance - December 31, 2023	-	544,861	-	5,089,309	3,186,727	8,820,897
Balance - December 31, 2024	-	464,163	1,533,793	4,831,417	5,040,848	11,870,220

For the year ended December 31, 2024, amortization capitalized into inventory was $1,909,446 (For the two months ended December 31, 2023 - $323,007; for the years ended October 31, 2023, and 2022 - $1,937,073 and $1,251,391 respectively) and expensed amortization was $939,727 (for the two months ended December 31, 2023 - $186,415; for the years ended October 31, 2023, and 2022 - $578,641 and $750,916 respectively).